Share capital	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Share capital	Share capital
In connection with our IPO on February 3, 2021, TELUS Corporation, our controlling shareholder, exchanged its outstanding Class A, Class C and Class D shares for Class B shares. Each other holder of Class C and Class D shares exchanged their shares for Class E shares. Our Class B shares, which were then only held by TELUS Corporation and Baring Private Equity Asia, a non-controlling shareholder, were redesignated as multiple voting shares and our Class E shares were redesignated as subordinate voting shares. In 2022, BPEA EQT (BPEA) was formed as a result of the combination of Baring Private Equity Asia and EQT Asia. The rights of the holders of our multiple voting shares and subordinate voting shares are substantially identical, except subordinate voting shares have one vote per share and multiple voting shares have 10 votes per share. Concurrent with the redesignations, we eliminated all of our previously outstanding series of Class A, Class C and Class D shares and our authorized Class A and Class B preferred shares. Subsequent to the IPO, our equity shares were comprised only of subordinate voting shares and multiple voting shares.
Subsequent to the share redesignations, we effected a 4.5-for-1 split of each of our outstanding multiple voting shares and subordinate voting shares. In all instances, unless otherwise indicated, the number of equity shares authorized, the number of equity shares outstanding, the number of equity shares reserved, per share amounts and share-based compensation information in these consolidated financial statements have been restated to reflect the impact of the 4.5-for-1 split.
In connection with our IPO, we issued 21 million subordinate voting shares at $25.00 per share, for gross proceeds of $525 million and net proceeds of $500 million (net of share issuance costs of $34 million, which included underwriting fees and offering expenses, offset by deferred taxes of $9 million).
TELUS Corporation and BPEA also sold 22 million subordinated voting shares in the IPO at the same price, which were issued following the conversion by them of an aggregate 22 million multiple voting shares.
In the third quarter of 2021, we completed a secondary offering of 17 million subordinate voting shares at $34.00 per share on behalf of certain non-controlling shareholders of TELUS International, including BPEA. In connection with this secondary offering, 14 million multiple voting shares of BPEA were converted to subordinate voting shares and sold. Neither TELUS International nor TELUS Corporation sold any subordinate voting shares in this secondary offering and did not receive any proceeds from the sale of the subordinate voting shares by the selling shareholders.
On January 3, 2023, we issued 6 million of subordinate voting shares in connection with our acquisition of WillowTree (see Note 14(c)—Intangible assets and goodwill—Business acquisitions).
On December 20, 2023, BPEA converted 33 million multiple voting shares to an equal number of subordinate voting shares. After the conversion, BPEA held multiple voting shares and subordinate voting shares representing approximately 10.5% of combined voting power.
Our authorized and issued share capital as at December 31, 2023, was as follows:

	Authorized			Issued
As at December 31 (millions)	2023	2022	2021	2023	2022	2021
Preferred Shares	unlimited	unlimited	unlimited	—	—	—
Equity Shares
Class A	n/a	n/a	unlimited	n/a	n/a	n/a
Class B, redesignated as Multiple Voting Shares	unlimited	unlimited	unlimited	167	200	200
Class C	n/a	n/a	unlimited	n/a	n/a	n/a
Class D	n/a	n/a	unlimited	n/a	n/a	n/a
Class E, redesignated as Subordinate Voting Shares	unlimited	unlimited	unlimited	107	67	66
As at December 31, 2023, there were 17 million authorized but unissued subordinate voting shares reserved for issuance under our share-based compensation plans, and 5 million authorized but unissued subordinate voting shares reserved for issuance under our employee share purchase plan.